Investment in crypto-assets-Bitcoin, Units Held, Cost Basis and the Fair Value of its Investments in Crypto Assets (Details)		12 Months Ended
	Sep. 09, 2025 USD ($)	Dec. 31, 2025 USD ($) Bitcoin	Jul. 31, 2025	Dec. 31, 2024 USD ($)
Investment in Crypto-Assets [Abstract]
Crypto assets, number of units | Bitcoin		44.006
Crypto assets, cost basis		$ 5,000,000
Crypto assets, fair Value		3,851,400
Maximum [Member]
Investment in Crypto-Assets [Abstract]
Percentage of long-term cash reserves targeted for allocation to Bitcoin			50.00%
Bitcoin [Member]
Investment in Crypto-Assets [Abstract]
Crypto assets, aggregate amount	$ 5,000,000	$ 5,000,000
Crypto assets, number of units | Bitcoin		44.006
Crypto assets, cost basis		$ 5,000,000
Crypto assets, fair Value		$ 3,851,400		$ 0